Expense Example - Western Asset Oregon Municipals Fund	Apr. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 449
Expense Example, with Redemption, 3 Years	679
Expense Example, with Redemption, 5 Years	926
Expense Example, with Redemption, 10 Years	1,635
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	232
Expense Example, with Redemption, 3 Years	494
Expense Example, with Redemption, 5 Years	880
Expense Example, with Redemption, 10 Years	1,808
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,172
Class FI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	679
Expense Example, with Redemption, 10 Years	1,550
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	449
Expense Example, with Redemption, 10 Years	$ 1,041